FAIR VALUE OF FINANCIAL INSTRUMENTS AND IMPAIRMENT (Details Narrative) (USD $)	9 Months Ended	12 Months Ended
	Jul. 31, 2013 acre	Oct. 31, 2012	Oct. 31, 2011
Parcel of land used as input for fair value (acres)	2.9
Impairment expense	$ 3,700,000	$ 70,700	$ 1,178,651
Land held for investment, cost basis	1,796,292	2,245,214	2,245,312
Carrying Amount
Land and land development costs	19,410,289	20,359,066	20,642,787
Lot ( included in land and land development costs)		37,394
Lot ( included in land held for investment)	500,431
Land improvements, buildings and equipment	19,528,550	21,043,068	22,438,253
Land held for investment	6,599,468	6,848,390	6,848,488
Long lived assets held for sale		846,174	3,617,799
Condominium and duplex units (included in long-lived assets held for sale)			3,678,164
Development project	4,610,965
Assets of discontinued operations	166,682	230,382	11,504,270
Ski areas (included in assets of discontinued operations)			9,457,650
Land held for investment, cost basis	500,000
Impairment Expense
Land and land development costs	3,500,000	7,000
Lot ( included in land and land development costs)		7,000
Lot ( included in land held for investment)	200,000
Land improvements, buildings and equipment		0
Land held for investment	200,000
Long lived assets held for sale			676,651
Condominium and duplex units (included in long-lived assets held for sale)			676,651
Development project	3,500,000
Assets of discontinued operations		63,700	502,000
Ski areas (included in assets of discontinued operations)			502,000
Adjustment
Land improvements, buildings and equipment	515,631
Carrying Amount - Revised
Land and land development costs	15,910,289	20,352,066
Land held for investment	6,399,468
Long lived assets held for sale			2,941,148
Assets of discontinued operations			11,002,270
Fair Value
Lot ( included in land and land development costs)		30,394
Condominium and duplex units (included in long-lived assets held for sale)			3,001,513
Assets of discontinued operations		166,682
Ski areas (included in assets of discontinued operations)			8,955,650
Prior Period Impairments
Land and land development costs			1,973,000
Land held for investment			$ 403,000